Other Accounts Payable	12 Months Ended
Dec. 31, 2014
Accounts Payable, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6 – Other Accounts Payable

	As of December 31
	2014	2013
	(in thousands)
Accrued expenses	$81	$236
Employees and related institutions	84	22
Accrued vacation *)	78	76
	$243	$334

*)	Including inter alia due to a related party in the amount of $68 thousand and $70 thousand, as of December 31, 2014 and 2013, respectively.